Segment Information (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Pre-tax losses of investigation and evaluation of various energy related projects		$ 28,598,000		$ 16,076,000		$ 25,324,000
Government grants reimbursement		5,366,000		11,143,000
Net securities gains (losses)	417,887,000	641,476,000		179,494,000		(21,106,000)
Gain on sale of Las Cruces				383,369,000
Investment impairments		3,586,000	[1]	2,474,000	[1]	31,420,000	[1]
Fortescue [Member]
Segment Reporting Information [Line Items]
Net securities gains (losses)		628,197,000		94,918,000
Light and Power Holdings, Ltd [Member]
Segment Reporting Information [Line Items]
Net securities gains (losses)				66,200,000
Las Cruces [Member]
Segment Reporting Information [Line Items]
Gain on sale of Las Cruces				383,369,000
Corporate [Member]
Segment Reporting Information [Line Items]
Net securities gains (losses)		641,480,000		179,494,000		(21,106,000)
Investment impairments		$ 3,586,000		$ 2,474,000		$ 31,420,000

[1]	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.